Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Assets Classified by Type and Category

	December 31, 2021
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Hedging financial derivatives
	ThUS$	ThUS$	ThUS$	ThUS$
Trade and other accounts receivable	—	3,784,900	—	—
Derivative instruments	2,483	—	—	30,206
Other financial assets	156,174	123,167	—	—
Total Current	158,657	3,908,067	—	30,206

Equity instruments	—	—	2,155	—
Trade and other accounts receivable	—	724,877	—	—
Derivative instruments	48,426	—	—	123,479
Other financial assets	3,004,421	294,695	—	—
Total Non-Current	3,052,847	1,019,572	2,155	123,479
Total	3,211,504	4,927,639	2,155	153,685

	December 31, 2020
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Hedging financial derivatives
	ThUS$	ThUS$	ThUS$	ThUS$
Trade and other accounts receivable	—	3,281,885	—	—
Derivative instruments	37,420	—	—	49,045
Other financial assets	119,704	24,110	—	—
Total Current	157,124	3,305,995	—	49,045

Equity instruments	—	—	268	—
Trade and other accounts receivable	—	578,556	—	—
Derivative instruments	148	—	—	29,487
Other financial assets	2,493,609	267,351	—	—
Total Non-Current	2,493,757	845,907	268	29,487
Total	2,650,881	4,151,902	268	78,532

Summary of Financial Liabilities Classified by Type and Category

b) The detail of financial liabilities, classified by type and category, as of December 31, 2021 and 2020, is as follows:

	December 31, 2021
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost	Hedging financial derivatives
	ThUS$	ThUS$	ThUS$
Interest-bearing loans	—	1,181,392	—
Trade and other accounts payable	—	5,806,997	—
Derivative instruments	4,457	—	44,788
Other financial liabilities	2,197	60,687	—
Total Current	6,654	7,049,076	44,788

Interest-bearing loans	—	4,905,270	—
Trade and other accounts payable	—	3,836,795	—
Derivative instruments	5,015	—	7,298
Other financial liabilities	—	187,891	—
Total Non-Current	5,015	8,929,956	7,298
Total	11,669	15,979,032	52,086

	December 31, 2020
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost	Hedging financial derivatives
	ThUS$	ThUS$	ThUS$
Interest-bearing loans	—	1,815,160	—
Trade and other accounts payable	—	4,649,782	—
Derivative instruments	6,202	—	528
Other financial liabilities	3,240	51,495	—
Total Current	9,442	6,516,437	528

Interest-bearing loans	—	3,837,697	—
Trade and other accounts payable	—	2,205,194	—
Derivative instruments	—	—	9
Other financial liabilities	—	91,070	—
Total Non-Current	—	6,133,961	9
Total	9,442	12,650,398	537

Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities

As of December 31, 2021 and 2020, financial derivative operations, which qualify as hedging instruments, involved recognizing assets and liabilities in the statement of financial position according to the following detail:

	December 31, 2021				December 31, 2020
	Asset		Liability		Asset		Liability
	Current	Non-Current	Current	Non-Current	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	18	18,866	5,369	4,473	306	18,416	—	—
Cash flow hedge	18	4,671	5,369	—	—	—	—	—
Fair value hedge	—	14,195	—	4,473	306	18,416	—	—
Exchange rate hedge:	32,671	153,039	43,876	7,840	86,159	11,219	6,730	9
Cash flow hedge	32,671	119,354	43,876	7,314	51,661	11,219	6,716	9
Fair value hedge	—	33,685	—	526	34,498	—	14	—
TOTAL	32,689	171,905	49,245	12,313	86,465	29,635	6,730	9

Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments

Hedging derivative instruments and their corresponding hedged instruments are shown in the following table:

Type of hedge instrument	Description of hedged risk	Description of hedged item	Fair value of hedged item 12-31-2021	Fair value of hedged item 12-31-2020
			ThUS$	ThUS$
SWAP	Interest rate	Bank loans	15,450	53,221
SWAP	Interest rate	Unsecured obligations (bonds)	—	—
SWAP	Exchange rate	Unsecured obligations (bonds)	(2,463)	3,682
SWAP	Exchange rate	Bank loans	118,202	56,494
SWAP	Exchange rate	Dividends receivable	—	—
FORWARD	Exchange rate	Operational Income	1,470	(2,725)
FORWARD	Exchange rate	Bank loans	(2,832)	(802)
FORWARD	Exchange rate	Unsecured obligations (bonds)	12,118	(509)
FORWARD	Exchange rate	Factoring	8	—
FORWARD	Exchange rate	Investments in Property, Plant and Equipment	1,083	—

Gain or Losses on Hedging Derivative Instrument and on Underlying Hedged Item

For fair value hedges, the gain or losses on the hedging derivative instrument and on the underlying hedged item recognized for the years ended December 31, 2021, 2020 and 2019, is detailed in the following table:

	December 31, 2021		December 31, 2020		December 31, 2019
	Gains	Losses	Gains	Losses	Gains	Losses
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Hedging derivative instrument	43,715	—	26,570	—	1,618	—
Underlying hedged item	—	400	—	316	381	—
TOTAL	43,715	400	26,570	316	1,999	—

Financial Derivative Instruments Assets and Liabilities at Fair Value Through Profit or Loss

As of December 31, 2021 and 2020, financial derivative transactions recognized at fair value through profit or loss, resulted in the recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2021				December 31, 2020
	Assets		Liabilities		Assets		Liabilities
	Current	Non-Current	Current	Non-Current	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-hedging derivative instrument (1)	3	—	2,197	—	1,321	—	3,240	—

(1)	Correspond to forward contracts entered into by the Group mainly to hedge foreign exchange risk related to dividends received or to be received from its foreign subsidiaries. Although, the hedge relationship has economic substance, they do not comply with all the hedging documentation requirements set forth by IFRS 9 Financial Instruments to qualify for hedge accounting.
c)	Other information on derivatives:

Summary of Fair Value of Hedging and Non-Hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities

The following table sets forth the fair value of hedging and non-hedging derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2021 and 2020:

	December 31, 2021
		Notional amount
	Fair value	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	More than five years	Subsequent	Total
Financial Derivatives	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	9,042	8,000	8,000	59,967	8,000	251,830	177,021	512,818
Cash flow hedge	(680)	8,000	8,000	59,967	8,000	251,830	177,021	512,818
Fair value hedge	9,722	—	—	—	—	—	—	—
Exchange rate hedge:	133,994	1,060,472	331,249	669,209	187,668	73,595	125,454	2,447,647
Cash flow hedge	100,835	1,060,472	319,504	661,977	181,795	69,081	100,629	2,393,458
Fair value hedge	33,159	—	11,745	7,232	5,873	4,514	24,825	54,189
Derivatives not designated for hedge accounting	(2,194)	289,404	—	—	—	—	—	289,404
TOTAL	140,842	1,357,876	339,249	729,176	195,668	325,425	302,475	3,249,869

	December 31, 2020
		Notional Amount
	Fair value	Less than 1 year	1 - 2 years	2 - 3 years	3 - 4 years	More than five years	Subsequent	Total
Financial Derivatives	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Interest rate hedge:	18,722	—	—	—	—	—	153,944	153,944
Cash flow hedge		—	—	—	—	—	153,944	153,944
Fair value hedge	18,722	—	—	—	—	—	—	—
Exchange rate hedge:	90,639	833,438	87,972	76,972	—	—	—	998,382
Cash flow hedge	56,155	771,860	87,972	76,972	—	—	—	936,804
Fair value hedge	34,484	61,578	—	—	—	—	—	61,578
Derivatives not designated for hedge accounting	(1,919)	50,601	—	—	—	—	—	50,601
TOTAL	107,442	884,039	87,972	76,972	—	—	153,944	1,202,927

Schedule of Financial Assets and Liabilities Measured at Fair Value

Financial Instruments Measured at Fair Value		Fair Value Measured at End of Reporting Period Using:
	12-31-2021	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets :
Financial derivatives designated as cash flow hedge	156,712	—	156,712	—
Financial derivatives designated as fair value hedge	47,882	—	47,882	—
Financial derivatives not designated for hedge accounting	3	—	3	—
Financial assets at fair value through other comprehensive income	2,155	—	2,155	—
Financial assets at fair value through profit or loss	3,160,593	182,365	2,978,228	—
Total	3,367,345	182,365	3,184,980	—
Financial Liabilities:
Financial derivatives designated as cash flow hedge	56,559	—	56,559	—
Financial derivatives designated as fair value hedge	4,999	—	4,999	—
Financial derivatives not designated for hedge accounting	2,197	—	2,197	—
Total	63,755	—	63,755	—

Financial Instruments Measured at Fair Value		Fair Value Measured at End of Reporting Period Using:
	12-31-2020	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets :
Financial derivatives designated as cash flow hedge	62,878	—	62,878	—
Financial derivatives designated as fair value hedge	53,222	—	53,222	—
Financial derivatives not designated for hedge accounting	1,321	—	1,321	—
Financial assets at fair value through other comprehensive income	268	—	268	—
Financial assets at fair value through profit or loss	2,611,992	143,843	2,468,149	—
Total	2,729,681	143,843	2,585,838	—
Financial Liabilities:
Financial derivatives designated as cash flow hedge	6,725	—	6,725	—
Financial derivatives designated as fair value hedge	14	—	14	—
Financial derivatives not designated for hedge accounting	3,240	—	3,240	—
Total	9,979	—	9,979	—